SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available, which is December 20, 2011.

Subsequent to October 31, 2011, the following transactions occurred:

On November 15, 2011, the Company entered into a Note and Warrant Purchase Agreement, a Secured Convertible Promissory Note and a Warrant to Purchase Stock (“Promissory Note Documents”) with BOCO Investments, LLC (“BOCO”), an existing shareholder in the Company.

Under the Promissory Note Documents, the Company issued a Secured Convertible Promissory Note (“Note”) in the principal amount of $300,000. The Note is due in six months and provides for interest at 12% payable in arrears. The Note and accrued interest are convertible into common or preferred stock at a discounted price at the discretion of BOCO. The Note is secured by a security interest in the Company’s assets to secure the Company’s performance under the Note.  In addition, the Company issued a warrant to purchase 200,000 shares of common stock at $4.00. The Warrant expires November 15, 2021. There are no registration requirements. The Promissory Note Documents place certain operating restrictions on the Company.

The Agreement may be terminated by BOCO under certain conditions. The Agreement also contains certain representations and warranties of the Company and BOCO, including customary investment-related representations provided by BOCO, as well as acknowledgements by BOCO that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  The Company provided customary representations regarding, among other things, its organization, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  BOCO’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  The Company also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

During November and December, 2011, the Company signed Subscription Agreements with six additional Accredited investors for $179,601 and issued 65,310 shares of restricted common stock at $2.75 per share. The restricted common stock does not have registration rights. In addition, the Company issued warrants for 65,310 shares at $4.25 per share. The warrants expire by November and December, 2014 and do not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days. A notice filing under Regulation D was filed with the SEC on December 13, 2011 with regard to this stock issuance.

On November 13, 2011, the Company issued a warrant for the purchase of 92,000 shares of common stock of the Company at $4.25 per share to Hinman Au for advisory services.  The warrant expires November 12, 2014 and does not have registration rights. The warrant may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days.